Long-Term Debt (Narrative) (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($) item	Apr. 30, 2013	Mar. 31, 2013	Apr. 30, 2012 USD ($)	Mar. 31, 2012	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2009 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ (23,160)	$ (21,853)
Senior Notes [Member]
Debt Instrument [Line Items]
Redemption period end date						Dec. 31, 2015
Redemption price percentage						100.00%
Senior Notes [Member] | Upon Change In Control [Member]
Debt Instrument [Line Items]
Redemption price percentage						101.00%
Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Maximum number of maturity dates under Senior Credit Agreement | item	3					3
Net leverage ratio		5.35				4.00
Maximum borrowing capacity	$ 300,000					$ 300,000
Loss on extinguishment of debt							23,160	21,853
Third party fees							$ 1,151	$ 3,558
Commitment fee percentage						0.50%
Percentage of capital stock of foreign restricted subsidiaries						65.00%
Senior Credit Facilities [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						0.50%
Data Sublicense Agreement [Member]
Debt Instrument [Line Items]
Payments due related to an asset acquired	21,400					$ 21,400			$ 65,000
Deferred Financing [Member]
Debt Instrument [Line Items]
Deferred financing obligations recorded at the present value of the scheduled payments	$ 12,528					$ 12,528
11% Senior Notes Due December 31, 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	11.00%					11.00%	11.00%
Maturity date						Dec. 31, 2019
11.25% Senior Notes Due December 31, 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	11.25%					11.25%	11.25%
Maturity date						Dec. 31, 2020
Senior Secured Term Loan Facility, Effective Interest Of 4.21% [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Maturity date						Nov. 02, 2018
Senior Secured Term Loan Facility, Effective Interest Of 4.56%[Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Maturity date						Nov. 02, 2018
Proceeds from issuance of debt	$ 160,000
Quarterly payment on original principal amount of loans						0.25%
Revolving Credit Facility, Swingline Loans [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	30,000					$ 30,000
Revolving Credit Facility, Letters Of Credit [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000					$ 50,000
Term Loan Facility [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 80,000
LIBOR floor rate		1.25%
Net cash proceeds of incurrence of debt, percentage						100.00%
Percentage of annual excess cash flow								50.00%
Percentage of annual excess cash flow based on first lien net leverage ratio								25.00%
Reduced percentage of annual excess cash flow based on first lien net leverage ratio								0.00%
Net cash proceeds of asset sales and casualty and condemnation events						100.00%
Percentage of premium on aggregate principal amount of Incremental Term Loan						1.00%
Term Loan Facility [Member] | Senior Credit Facilities [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%	3.75%	3.75%	5.50%	1.00%
Effective interest rate minimum						1.25%
Term Loan Facility [Member] | Senior Credit Facilities [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Effective interest rate minimum						2.25%
Revolving Credit Facility [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Basis spread on variable rate based on specified first lien net leverage ratio			3.25%
Revolving Credit Facility [Member] | Senior Credit Facilities [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%	3.50%	3.50%	5.25%
Potential step down basis spread on variable rate				3.25%	5.00%